SCHEDULE OF CONTRACTUAL MATURITIES OF FINANCIAL LIABILITIES, INCLUDING ESTIMATED INTEREST PAYMENTS (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	$ 49,301
Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	15,676
Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	33,625
Lease liabilities [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	753
Lease liabilities [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	586
Lease liabilities [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	167
Loans and borrowings [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	33,458
Loans and borrowings [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities
Loans and borrowings [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	33,458
Trade and other payables [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	15,090
Trade and other payables [member] | Not later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities	15,090
Trade and other payables [member] | Later than one year [member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Liabilities